Stock Option Plans - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Stock Based Compensation [Line Items]
Compensation expense related to stock-based awards granted	$ 115,000	$ 219,000	$ 224,000	$ 449,000	$ 708,000	$ 854,000
Weighted average grant-date fair value of options granted (in usd per share)					$ 0.70	$ 1.77
Excess tax benefit from share-based compensation					$ 0	$ 0
Vesting period of stock options granted and outstanding (in years)					3 years
Contractual term of stock options granted and outstanding (in years)					10 years
Shares available for grant (in shares)					615,000
Options exercised (in shares)					0	9,000
Intrinsic value of options exercised						$ 0
Fair value of options vested					$ 950,000	$ 650,000
Options vested (in shares)					500,000
Total unrecognized compensation expense related to unvested stock options					$ 482,228
Expense expected to be recognized over weighted average period (in years)					1 year 3 months 18 days
Restricted Stock
Stock Based Compensation [Line Items]
Total unrecognized compensation expense related to unvested restricted stock awards					$ 0